Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		81 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Activities
Net Income (Loss)	$ (7,930)	$ (10,717)	$ (182,577)
Adjustments To Reconcile Net Loss To Net Cash
Provided by Operations
Stock Issued for Company Expenses paid by Related Parties			22,000
Company Expenses paid by Related Parties	11,559	9,301	51,479
Impairment of mining Property			26,250
Impairment -Distribution License			42,500
Change in Assets and Liabilities
Increase (decrease) accounts payable	(2,650)	1,282	3,337
Increase (decrease) in accrued expenses	(3,005)	(2,710)	2,250
Decrease (increase) in Prepaid expenses
Increase (Decrease) in Accrued Interest-Related Party	1,508	1,550	10,030
Increase (Decrease) in Loans Payable-Related Party			564
Increase (Decrease) in Accrued Interest-Others
Net Cash Provided (Used) by Continuing Operating Activities	(518)	(1,294)	(24,167)
Investing Activities
Net Cash Provided (Used) by Investing Activities
Financing Activities
Cash provided by (Used for) Notes Payable Related Party			13,577
Cash provided by (Used for) Notes Payable- Others			4,590
Stock Issued for Cash			6,000
Net Cash Provided (Used) by Financing Activities			24,167
Increase (Decrease) in Cash from Continuing Operations	(518)	(1,294)
Cash and Cash Equivalents at Beginning of Period	518	1,812
Cash and Cash Equivalents at End of Period		518
Cash Paid For:
Income Taxes
Non-Cash Activities
Stock issued for services			3,000
Stock issued for Interest Payable			287
Stock issued for Accounts Payable			10,713
Stock Issued for mining claims			26,250
Stock Issued for Distribution Agreement			42,500
Contributed Capital- sale of mineral claims to Related Parties		25,000	25,000
Interest	$ 1,508	$ 1,088	$ 10,030